Principal accounting policies (Basis of preparation) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Principal accounting policies
Net current liabilities	¥ 87,910	¥ 80,839
Undrawn available banking facilities	¥ 305,100